Investments (Details 37) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Average investment and the related interest income in impaired mortgage loans held-for-investment
Average Investment	$ 588	$ 492	$ 338
Interest Income Recognized - Cash Basis	9	11	8
Interest Income Recognized - Accrual Basis	2	3	1
Commercial mortgage loans portfolio segment [Member]
Average investment and the related interest income in impaired mortgage loans held-for-investment
Average Investment	313	192
Interest Income Recognized - Cash Basis	5	5
Interest Income Recognized - Accrual Basis	1	1
Agricultural mortgage loans portfolio segment [Member]
Average investment and the related interest income in impaired mortgage loans held-for-investment
Average Investment	252	284
Interest Income Recognized - Cash Basis	4	6
Interest Income Recognized - Accrual Basis	1	2
Residential mortgage loans portfolio segment [Member]
Average investment and the related interest income in impaired mortgage loans held-for-investment
Average Investment	23	16
Interest Income Recognized - Cash Basis	0	0
Interest Income Recognized - Accrual Basis	$ 0	$ 0